Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Provisions | Provision for Lawsuits and Claims
Statement [Line Items]
Provisions Total, Beginning	$ 52,609	$ 56,420
Provision For Lawsuits And Claims, Beginning	52,609
Increases Total	70,968	15,505
Increases, Provision For Lawsuits And Claims	70,968
Decrease Total	(19,344)	(16,450)
Decrease, Provision For Lawsuits And Claims	(19,344)
Recoveries Total	(14,547)	(2,866)
Recoveries, Provision For Lawsuits And Claims	(14,547)
Provisions, Total Ending	89,686	52,609
Provision For Lawsuits And Claims Ending	89,686	52,609
Non Current Provisions | Provision for wind farms dismantling
Statement [Line Items]
Provisions Total, Beginning	68,532	18,886
Increases Total	2,776	54,422
Decrease Total	(23,129)	(4,776)
Recoveries Total	0	0
Provisions, Total Ending	48,179	68,532
Provision For Wind Farms Dismantling, Beginning	68,532
Increases, Provision For Wind Farms Dismantling	2,776
Decrease, Provision For Wind Farms Dismantling	(23,129)
Recoveries, Provision For Wind Farms Dismantling	0
Provision For Wind Farms Dismantling, Ending	$ 48,179	$ 68,532